Derivative financial instruments - Disclosure of effect on the reserves as a result of hedge accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow hedging reserve
Reserve of cash flow hedges, beginning of period	£ (5,557)	£ (618)
Currency translation movements	32	(7)
Hedging gains/(losses) for the year	2,474	(7,283)
Amounts reclassified in relation to cash flows affecting profit or loss	(1,158)	(543)	£ 327
Tax	(1,002)	1,808	740
Reserve of cash flow hedges, end of period	(2,895)	(5,557)	(618)
Currency translation reserve
Currency translation reserve, beginning of period	4,992	2,581
Currency translation movements	(1,934)	3,483
Hedging gains/(losses) for the year	686	(1,130)
Amounts reclassified in relation to cash flows affecting profit or loss	(6)	(58)
Tax	33	0	0
Currency translation reserve, end of period	£ 3,783	£ 4,992	£ 2,581